State Street Bank and Trust Company

Fund Administration Legal Division

100 Huntington Avenue, 3rd floor

Boston, MA 02116

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statements of Additional Information for the Trust, dated April 29, 2016, except as provided below, do not differ from that contained in the Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2016 (Accession #0001193125-16-570013).

The Prospectuses and the Statement of Additional Information pertaining to the Funds listed in Exhibit A hereto have been filed separately pursuant to Rule 497(c) of the 1933 Act.

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz

Kristin Schantz

Vice President and Senior Counsel

Exhibit A

Prospectus

STATE STREET EQUITY 500 INDEX FUND

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

Prospectus

STATE STREET DISCIPLINED U.S. EQUITY FUND

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

Statement of Additional Information

STATE STREET EQUITY 500 INDEX FUND

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

STATE STREET CLARION GLOBAL REAL ESTATE INCOME FUND

STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP FUND

STATE STREET SMALL CAP EMERGING MARKETS EQUITY FUND

STATE STREET STRATEGIC REAL RETURN FUND

STATE STREET TARGET RETIREMENT 2015 FUND

STATE STREET TARGET RETIREMENT 2020 FUND

STATE STREET TARGET RETIREMENT 2025 FUND

STATE STREET TARGET RETIREMENT 2030 FUND

STATE STREET TARGET RETIREMENT 2035 FUND

STATE STREET TARGET RETIREMENT 2040 FUND

STATE STREET TARGET RETIREMENT 2045 FUND

STATE STREET TARGET RETIREMENT 2050 FUND

STATE STREET TARGET RETIREMENT 2055 FUND

STATE STREET TARGET RETIREMENT 2060 FUND

STATE STREET TARGET RETIREMENT FUND

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATE STREET DISCIPLINED U.S. EQUITY FUND

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND